Revenue - Summary of breakdown of revenue by sales channels (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers
Revenue	€ 133,395	€ 170,976
Direct To Consumer (DTC)
Disclosure of disaggregation of revenue from contracts with customers
Revenue	80,102	104,574
Wholesale
Disclosure of disaggregation of revenue from contracts with customers
Revenue	46,757	59,589
Other
Disclosure of disaggregation of revenue from contracts with customers
Revenue	€ 6,536	€ 6,813